UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • January 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (35.5%)
		Australia (0.7%)
		Energy
$1,200		APT Pipelines Ltd. (a)	4.20%		03/23/25	$1,157,296
EUR	1,400	Origin Energy Finance Ltd.	7.875	(b)	06/16/71	1,341,754
		Total Australia				2,499,050

		Brazil (0.6%)
		Consumer, Non-Cyclical
300		BRF SA	2.75		06/03/22	301,131
		Finance
$800		Banco ABC Brasil SA	7.875		04/08/20	728,000
450		Banco Daycoval SA (a)	5.75		03/19/19	430,312
725		Embraer Netherlands Finance BV	5.05		06/15/25	652,500
						1,810,812
		Total Brazil				2,111,943

		Canada (0.5%)
		Basic Materials
750		Lundin Mining Corp. (a)	7.50		11/01/20	641,250
500		NOVA Chemicals Corp. (a)(c)	5.25		08/01/23	491,250
						1,132,500
		Consumer, Cyclical
750		Air Canada (a)	7.75		04/15/21	753,750
		Total Canada				1,886,250

		Chile (0.2%)
		Communications
400		Empresa Nacional de Telecomunicaciones SA (a)	4.75		08/01/26	376,770
		Consumer, Non-Cyclical
425		Cencosud SA (a)	6.625		02/12/45	358,723
		Total Chile				735,493

		China (0.4%)
		Consumer, Non-Cyclical
HKD	5,000	Hengan International Group Co., Ltd.	0.00	(d)	06/27/18	675,537
		Utilities
$750		ENN Energy Holdings Ltd.	0.00	(d)	02/26/18	778,125
		Total China				1,453,662

		Denmark (0.0%) (e)
		Finance
DKK	(f)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	2
53		Realkredit Danmark AS	6.00		10/01/29	9,216
		Total Denmark				9,218

		France (2.4%)
		Communications
$550		Numericable-SFR SAS (a)	6.00		05/15/22	544,500
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(b)	(g)	500,675
		Energy
150		Areva SA	3.50		03/22/21	146,024
600		Areva SA	4.875		09/23/24	588,329
450		TOTAL SA	2.25	(b)	(g)	448,863
						1,183,216

		Finance
650		AXA SA	5.25	(b)	04/16/40	776,397
500		BNP Paribas SA	6.125	(b)	(g)	532,848
$875		BPCE SA (a)	5.15		07/21/24	877,994
EUR	1,100	Credit Agricole Assurances SA	4.50	(b)	(g)	1,114,533
$625		Credit Agricole SA (a)(c)	7.875	(b)	(g)	610,061
EUR	500	Societe Generale SA	2.625		02/27/25	523,897
						4,435,730
		Industrials
600		Horizon Holdings III SASU	5.125		08/01/22	666,230
		Utilities
400		Electricite de France SA	5.00	(b)	(g)	392,258
500		Veolia Environnement SA	4.45	(b)	(g)	557,318
						949,576
		Total France				8,279,927

		Germany (1.9%)
		Consumer, Cyclical
500		Volkswagen International Finance N.V.	4.625	(b)	(g)	502,697
500		ZF North America Capital, Inc.	2.75		04/27/23	500,945
$535		ZF North America Capital, Inc. (a)	4.50		04/29/22	517,613
						1,521,255
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(b)	07/01/74	600,686
		Finance
1,000		Allianz Finance II BV	5.75	(b)	07/08/41	1,249,232
900		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(b)	05/26/41	1,152,549
1,100		Vonovia Finance BV	4.625	(b)	04/08/74	1,194,938
						3,596,719
		Utilities
GBP	500	RWE AG	7.00	(b)	(g)	674,868
		Total Germany				6,393,528

		India (0.1%)
		Basic Materials
$550		Vedanta Resources PLC (a)	6.00		01/31/19	344,465

		Italy (1.0%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	581,963
500		Wind Acquisition Finance SA	4.00		07/15/20	531,494
						1,113,457
		Finance
800		Assicurazioni Generali SpA	10.125	(b)	07/10/42	1,119,465
$500		Intesa Sanpaolo SpA (a)	6.50		02/24/21	567,745
						1,687,210
		Utilities
EUR	525	Enel SpA	5.00	(b)	01/15/75	583,662
		Total Italy				3,384,329

		Japan (0.5%)
		Communications
900		SoftBank Group Corp.	4.75		07/30/25	913,060
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(d)	09/30/22	827,035
		Total Japan				1,740,095

		Jersey (0.2%)
		Energy
	$375	Premier Oil Finance Jersey Ltd., Series PMO	2.50		07/27/18	200,625
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	635,505
		Total Jersey				836,130

		Luxembourg (0.4%)
		Basic Materials
	$500	ArcelorMittal (c)	5.125		06/01/20	405,000
		Communications
EUR	500	Altice Financing SA	6.50		01/15/22	563,682
		Finance
	$341	Ardagh Finance Holdings SA (a)(h)	8.625		06/15/19	315,188
		Total Luxembourg				1,283,870

		Malaysia (0.3%)
		Energy
1,000		Petronas Capital Ltd. (a)(c)	3.50		03/18/25	984,324

		Mexico (0.5%)
		Basic Materials
500		Mexichem SAB de CV (a)	5.875		09/17/44	408,750
		Communications
EUR	800	America Movil SAB de CV	0.00	(d)	05/28/20	878,990
		Utilities
	$392	Fermaca Enterprises S de RL de CV (a)	6.375		03/30/38	356,430
		Total Mexico				1,644,170

		Netherlands (2.0%)
		Consumer, Cyclical
400		Playa Resorts Holding BV (a)	8.00		08/15/20	409,000
		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	712,053
600		Achmea BV	6.00	(b)	04/04/43	678,501
450		Aegon N.V.	4.00	(b)	04/25/44	460,746
	$500	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	493,750
EUR	1,100	ASR Nederland N.V.	5.00	(b)	(g)	1,153,112
1,100		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.50	(b)	(g)	1,175,245
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,427,669
						6,101,076
		Industrials
EUR	200	Constellium N.V.	4.625		05/15/21	180,911
300		Constellium N.V.	7.00		01/15/23	286,398
						467,309
		Total Netherlands				6,977,385

		Portugal (0.1%)
		Utilities
	$425	EDP Finance BV (a)	4.125		01/15/20	428,012

		Russia (0.1%)
		Communications
400		Yandex N.V. (c)	1.125		12/15/18	345,750

		South Africa (0.2%)
		Finance
550		ICBC Standard Bank PLC	8.125		12/02/19	572,171

		Spain (1.9%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(b)	(g)	1,129,368
		Energy
500		Repsol International Finance BV	4.50	(b)	03/25/75	391,300
		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75	(b)	(g)	1,012,831
900		Banco Santander SA	6.25	(b)	(g)	900,019
$800		Banco Santander SA	6.375	(b)	(g)	740,358
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(b)	04/11/24	1,223,944
						3,877,152
		Industrials
700		Grupo Isolux Corsan Finance BV	6.625		04/15/21	235,076
		Utilities
1,000		Gas Natural Fenosa Finance BV	3.375	(b)	(g)	880,127
		Total Spain				6,513,023

		Switzerland (0.5%)
		Basic Materials
$825		Glencore Funding LLC (a)	4.00		04/16/25	539,425
		Finance
1,000		Credit Suisse AG (a)	6.50		08/08/23	1,065,283
		Total Switzerland				1,604,708

		Turkey (0.1%)
		Finance
400		Turkiye Is Bankasi (a)	7.85		12/10/23	432,800

		United Kingdom (2.7%)
		Basic Materials
1,050		Anglo American Capital PLC (a)(c)	3.625		05/14/20	700,219
		Communications
GBP	250	Virgin Media Finance PLC (a)	6.375		10/15/24	358,006
		Consumer, Cyclical
EUR	550	International Game Technology PLC	4.75		02/15/23	564,758
GBP	350	John Lewis PLC	4.25		12/18/34	490,896
						1,055,654
		Consumer, Non-Cyclical
EUR	800	EC Finance PLC	5.125		07/15/21	883,540
GBP	350	Voyage Care Bondco PLC	6.50		08/01/18	494,974
						1,378,514
		Finance
EUR	400	Aviva PLC	3.875	(b)	07/03/44	424,088
$700		HSBC Holdings PLC	6.375	(b)	(g)	672,875
EUR	350	Lloyds Banking Group PLC	6.375	(b)	(g)	390,545
GBP	350	Nationwide Building Society	6.875	(b)	(g)	486,823
50		RSA Insurance Group PLC	9.375	(b)	05/20/39	82,635
$1,425		Santander UK PLC (a)	5.00		11/07/23	1,488,428
700		Standard Chartered PLC (a)	5.70		03/26/44	688,659
						4,234,053
		Industrials
500		CEVA Group PLC (a)	4.00		05/01/18	422,500
		Utilities
GBP	750	NGG Finance PLC	5.625	(b)	06/18/73	1,072,682
		Total United Kingdom				9,221,628

		United States (18.2%)
		Basic Materials
$512		Chemtura Corp.	5.75		07/15/21	510,720
400		Hexion, Inc.	8.875		02/01/18	274,000

400	Hexion, Inc.	10.00		04/15/20	331,000
400	Prince Mineral Holding Corp. (a)	11.50		12/15/19	314,000
					1,429,720
	Communications
600	AT&T, Inc.	6.30		01/15/38	645,222
500	Cable One, Inc. (a)	5.75		06/15/22	506,250
540	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	564,297
900	CCO Safari II LLC (a)	4.908		07/23/25	902,245
500	Crown Castle International Corp.	5.25		01/15/23	534,375
575	CSC Holdings LLC (c)	5.25		06/01/24	508,875
631	Ctrip.com International Ltd.	1.25		10/15/18	799,792
500	DISH DBS Corp.	5.00		03/15/23	436,250
700	HomeAway, Inc.	0.125		04/01/19	699,562
500	inVentiv Health, Inc. (a)	9.00		01/15/18	508,438
250	Lamar Media Corp.	5.00		05/01/23	251,250
400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	406,000
700	Motorola Solutions, Inc.	4.00		09/01/24	599,245
550	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.25		02/15/22	564,438
448	Priceline Group, Inc. (The) (c)	0.35		06/15/20	496,440
273	Priceline Group, Inc. (The) (c)	0.90		09/15/21	263,616
500	T-Mobile USA, Inc. (c)	6.836		04/28/23	517,500
725	Twitter, Inc.	0.25		09/15/19	623,500
343	Yahoo!, Inc.	0.00	(d)	12/01/18	332,496
					10,159,791
	Consumer, Cyclical
400	Allied Specialty Vehicles, Inc. (a)	8.50		11/01/19	402,000
500	Aramark Services, Inc. (a)(c)	5.125		01/15/24	517,500
500	Century Communities, Inc.	6.875		05/15/22	453,750
456	CVS Pass-Through Trust (a)	4.163		08/11/36	466,770
475	Dollar Tree, Inc. (a)	5.75		03/01/23	502,906
1,550	General Motors Financial Co., Inc.	4.30		07/13/25	1,477,153
500	Gibson Brands, Inc. (a)	8.875		08/01/18	287,500
500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	352,500
425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	308,125
400	Guitar Center, Inc. (a)	6.50		04/15/19	339,000
450	HD Supply, Inc.	7.50		07/15/20	470,250
350	JC Penney Corp., Inc. (c)	8.125		10/01/19	323,050
575	Lear Corp.	5.25		01/15/25	600,156
575	MGM Resorts International (c)	6.00		03/15/23	574,641
675	QVC, Inc.	4.85		04/01/24	654,565
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
345	Rite Aid Corp.	6.75		06/15/21	365,700
500	RSI Home Products, Inc. (a)	6.50		03/15/23	516,250
750	Sally Holdings LLC/Sally Capital, Inc	5.625		12/01/25	778,125
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (a)(c)	5.875		05/15/21	503,750
500	Sonic Automotive, Inc.	5.00		05/15/23	471,875
500	Speedway Motorsports, Inc.	5.125		02/01/23	501,250
500	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50		06/01/24	421,250
250	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75		03/01/25	210,000
500	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (a)	6.375		06/01/21	453,750
1,100	Tesla Motors, Inc.	0.25		03/01/19	948,750
950	Toll Brothers Finance Corp.	0.50		09/15/32	916,156
300	Tops Holding LLC/Tops Markets II Corp. (a)	8.00		06/15/22	286,500
300	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (c)	5.375		03/15/22	287,625

	375	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)(c)	5.50		03/01/25	330,235
	275	Yum! Brands, Inc. (c)	3.875		11/01/20	265,031
						14,986,113
		Consumer, Non-Cyclical
	350	Acadia Healthcare Co., Inc.	5.125		07/01/22	325,500
	375	Actavis Funding SCS	3.80		03/15/25	381,195
	500	Ahern Rentals, Inc. (a)	7.375		05/15/23	367,500
	550	Aramark Services, Inc.	5.75		03/15/20	571,670
	500	Central Garden & Pet Co.	6.125		11/15/23	513,750
	500	Cenveo Corp. (a)	6.00		08/01/19	346,250
	500	Harland Clarke Holdings Corp. (a)	9.75		08/01/18	467,500
	800	HCA, Inc.	4.75		05/01/23	804,000
	975	Illumina, Inc. (c)	0.00	(d)	06/15/19	1,007,906
	300	Kraft Heinz Foods Co. (a)	4.875		02/15/25	321,238
	225	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	201,375
EUR	800	Mondelez International, Inc.	2.375		03/06/35	780,622
$200		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a)(c)	5.875		01/15/24	207,500
	400	Quintiles Transnational Corp. (a)	4.875		05/15/23	407,000
	500	RR Donnelley & Sons Co.	7.875		03/15/21	494,075
	450	Safway Group Holding LLC/Safway Finance Corp. (a)	7.00		05/15/18	443,250
	450	United Rentals North America, Inc.	5.75		11/15/24	417,375
	550	Whole Foods Market, Inc. (a)	5.20		12/03/25	551,932
						8,609,638
		Diversified
	775	Argos Merger Sub, Inc. (a)	7.125		03/15/23	782,750
		Energy
	460	Carrizo Oil & Gas, Inc.	6.25		04/15/23	323,725
	500	Cobalt International Energy, Inc.	2.625		12/01/19	257,812
	250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (a)	6.25		04/01/23	153,125
	381	DCP Midstream LLC (a)	5.35		03/15/20	312,282
	500	Denbury Resources, Inc. (c)	4.625		07/15/23	167,500
	225	Energy Transfer Partners LP	6.125		12/15/45	177,893
	775	Ensco PLC (c)	5.75		10/01/44	442,831
	500	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	388,750
	700	Kinder Morgan, Inc.	5.55		06/01/45	549,604
	675	MPLX LP	4.00		02/15/25	499,993
	250	Newfield Exploration Co.	5.375		01/01/26	202,500
	400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	382,560
	500	Rice Energy, Inc.	6.25		05/01/22	381,250
	875	Rowan Cos., Inc.	5.85		01/15/44	461,419
	500	SM Energy Co.	6.125		11/15/22	290,000
	575	Williams Partners LP/ACMP Finance Corp.	4.875		05/15/23	437,546
						5,428,790
		Finance
	450	Ally Financial, Inc.	4.125		03/30/20	444,375
	375	Bank of America Corp.	6.11		01/29/37	423,329
	775	Discover Financial Services	3.95		11/06/24	780,604
	250	DuPont Fabros Technology LP	5.625		06/15/23	251,875
	350	Genworth Holdings, Inc.	7.625		09/24/21	241,500
	580	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	671,602
	400	Iron Mountain, Inc. (a)	6.00		10/01/20	427,000
	550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	462,000
	500	KCG Holdings, Inc. (a)	6.875		03/15/20	433,750
	574	Kennedy-Wilson, Inc.	5.875		04/01/24	549,605

	400	Provident Funding Associates LP/PFG Finance Corp. (a)(c)	6.75		06/15/21	383,000
	520	Prudential Financial, Inc.	5.625	(b)	06/15/43	526,500
	422	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50		06/15/19	437,825
	1,000	Starwood Property Trust, Inc.	4.55		03/01/18	1,011,250
	250	VEREIT, Inc.	3.00		08/01/18	235,313
						7,279,528
		Industrials
	300	Apex Tool Group LLC (a)	7.00		02/01/21	219,000
	225	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	196,875
	500	Ball Corp.	4.00		11/15/23	482,500
	500	Building Materials Corp. of America (a)	5.375		11/15/24	495,000
	250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	253,750
	500	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	458,750
	550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	569,250
	1,050	Kemet Corp. (c)	10.50		05/01/18	842,625
	450	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	387,000
	950	MasTec, Inc.	4.875		03/15/23	800,375
	705	OPE KAG Finance Sub, Inc. (a)	7.875		07/31/23	690,900
	250	SAExploration Holdings, Inc.	10.00		07/15/19	148,750
	500	SBA Communications Corp.	4.875		07/15/22	501,875
	230	Silgan Holdings, Inc.	5.00		04/01/20	235,462
	500	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	485,000
	500	Techniplas LLC (a)	10.00		05/01/20	350,000
	400	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (a)(h)	9.75		06/15/19	154,000
	500	XPO Logistics, Inc. (a)(c)	7.875		09/01/19	500,625
	500	Zachry Holdings, Inc. (a)	7.50		02/01/20	480,000
						8,251,737
		Technology
	650	Akamai Technologies, Inc.	0.00	(d)	02/15/19	608,972
	650	Citrix Systems, Inc.	0.50		04/15/19	688,188
	750	First Data Corp. (a)	5.75		01/15/24	746,250
	691	Nuance Communications, Inc.	2.75		11/01/31	696,183
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	635,290
	665	QUALCOMM, Inc.	4.80		05/20/45	593,300
	650	Red Hat, Inc. (c)	0.25		10/01/19	773,906
	675	SanDisk Corp.	0.50		10/15/20	696,937
						5,439,026
		Total United States				62,367,093
		Total Corporate Bonds (Cost $139,660,120)				122,049,024

		Sovereign (23.3%)
		Angola (0.1%)
	460	Republic of Angola (a)	9.50		11/12/25	385,250

		Australia (2.4%)
AUD	9,850	Australia Government Bond	2.75		04/21/24	7,093,644
	1,800	Australia Government Bond	3.25		10/21/18	1,319,977
		Total Australia				8,413,621

		Bermuda (0.2%)
$530		Bermuda Government International Bond (a)	4.854		02/06/24	546,165

		Canada (3.6%)
CAD	6,600	Canadian Government Bond	0.25		05/01/17	4,700,940
	7,500	Canadian Government Bond	1.50		06/01/23	5,541,027
	2,500	Canadian Government Bond	2.75		06/01/22	1,990,952
		Total Canada				12,232,919

		Cyprus (0.9%)
EUR	2,900	Cyprus Government International Bond	3.875	05/06/22	3,250,269

		Dominican Republic (0.2%)
$680		Dominican Republic International Bond	5.50	01/27/25	642,600

		Greece (0.6%)
EUR	170	Hellenic Republic Government Bond (n)	3.00	02/24/23	123,516
170		Hellenic Republic Government Bond (n)	3.00	02/24/24	121,393
170		Hellenic Republic Government Bond (n)	3.00	02/24/25	118,709
170		Hellenic Republic Government Bond (n)	3.00	02/24/26	115,936
170		Hellenic Republic Government Bond (n)	3.00	02/24/27	113,114
170		Hellenic Republic Government Bond (n)	3.00	02/24/28	110,545
170		Hellenic Republic Government Bond (n)	3.00	02/24/29	106,866
170		Hellenic Republic Government Bond (n)	3.00	02/24/30	105,408
170		Hellenic Republic Government Bond (n)	3.00	02/24/31	104,014
170		Hellenic Republic Government Bond (n)	3.00	02/24/32	101,696
170		Hellenic Republic Government Bond (n)	3.00	02/24/33	100,443
170		Hellenic Republic Government Bond (n)	3.00	02/24/34	98,740
170		Hellenic Republic Government Bond (n)	3.00	02/24/35	97,830
170		Hellenic Republic Government Bond (n)	3.00	02/24/36	96,895
170		Hellenic Republic Government Bond (n)	3.00	02/24/37	95,989
170		Hellenic Republic Government Bond (n)	3.00	02/24/38	95,764
170		Hellenic Republic Government Bond (n)	3.00	02/24/39	95,674
170		Hellenic Republic Government Bond (n)	3.00	02/24/40	95,623
170		Hellenic Republic Government Bond (n)	3.00	02/24/41	95,772
170		Hellenic Republic Government Bond (n)	3.00	02/24/42	96,084
		Total Greece			2,090,011

		Hungary (3.3%)
HUF	332,100	Hungary Government Bond	3.00	06/26/24	1,152,585
510,000		Hungary Government Bond	5.50	06/24/25	2,120,531
1,566,100		Hungary Government Bond	6.00	11/24/23	6,619,610
$1,300		Hungary Government International Bond	5.75	11/22/23	1,460,116
		Total Hungary			11,352,842

		Indonesia (1.1%)
2,450		Indonesia Government International Bond (a)	5.875	01/15/24	2,690,710
1,050		Perusahaan Listrik Negara PT (c)	5.50	11/22/21	1,069,688
		Total Indonesia			3,760,398

		Italy (1.5%)
EUR	4,019	Italy Buoni Poliennali Del Tesoro (a)	2.35	09/15/24	5,012,995

		Ivory Coast (0.2%)
$630		Ivory Coast Government International Bond	5.75	12/31/32	549,379

		Mexico (4.3%)
MXN	125,000	Mexican Bonos	10.00	12/05/24	8,826,026
98,000		Mexican Bonos, Series M	8.00	06/11/20	5,999,538
		Total Mexico			14,825,564

		New Zealand (2.6%)
NZD	8,000	New Zealand Government Bond	4.50	04/15/27	5,801,976
3,400		New Zealand Government Bond	5.50	04/15/23	2,575,655
700		New Zealand Government Bond	5.50	04/15/23	530,282
		Total New Zealand			8,907,913

		Portugal (1.0%)
EUR	3,000	Portugal Obrigacoes do Tesouro OT (a)	2.875	10/15/25	3,306,274

		Spain (1.0%)
3,245		Spain Government Inflation Linked Bond (a)	1.00	11/30/30	3,444,702

		United Kingdom (0.1%)
GBP	340	HSS Financing PLC	6.75	08/01/19	478,410

		United States (0.1%)
$325		Select Medical Corp. (c)	6.375	06/01/21	280,719

		Venezuela (0.1%)
1,010		Petroleos de Venezuela SA	9.00	11/17/21	340,622
		Total Sovereign (Cost $82,071,931)			79,820,653

	Agency Fixed Rate Mortgages (0.1%)
1	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29- 10/01/32	1,486
	Federal National Mortgage Association, Conventional Pools:
72		6.50		05/01/28–09/01/32	84,743
8		7.00		08/01/29–11/01/32	8,875
	Government National Mortgage Association, Various Pools:
19		7.50		07/20/25	22,152
86		8.00		01/15/22–05/15/30	91,629
	Total Agency Fixed Rate Mortgages (Cost $189,477)				208,885

	Asset-Backed Securities (5.8%)
401	Asset-Backed Securities Corp. Home Equity Loan Trust	0.617	(b)	03/25/36	351,383
243	Bayview Opportunity Master Fund IIIa Trust (a)	3.844		11/28/29	241,922
	Bear Stearns Asset-Backed Securities I Trust
702		0.687	(b)	10/25/36	489,575
1,594		0.747	(b)	03/25/37	837,193
611	Bear Stearns Asset-Backed Securities Trust	0.747	(b)	01/25/47	573,458
364	CDC Mortgage Capital Trust	1.047	(b)	01/25/33	343,172
1,578	Credit-Based Asset Servicing and Securitization LLC	0.577	(b)	05/25/36	1,178,389
1,638	CWABS Asset-Backed Certificates Trust	0.662	(b)	10/25/46	1,334,549
430	EMC Mortgage Loan Trust (a)	1.422	(b)	11/25/30	370,575
1,352	Fieldstone Mortgage Investment Trust	0.697	(b)	04/25/47	935,353
	GSAA Home Equity Trust
2,126		0.497	(b)	12/25/46	1,086,385
658		6.002		11/25/36	432,674
	Invitation Homes Trust
700	(a)	4.926	(b)	12/17/31	699,612
1,417	(a)	5.176	(b)	08/17/32	1,376,548
578	Mastr Specialized Loan Trust (a)	0.777	(b)	05/25/37	445,663
850	Merrill Lynch Mortgage Investors Trust	0.667	(b)	08/25/37	589,763
1,160	Nationstar HECM Loan Trust (a)	3.844		05/25/18	1,158,987
1,395	Ownit Mortgage Loan Trust	0.697	(b)	03/25/37	1,065,791
769	RAMP Trust	0.747	(b)	11/25/35	625,728
1,307	RMAT LLC (a)	4.826		06/25/35	1,286,060
800	Silver Bay Realty Trust (a)	3.976	(b)	09/17/31	741,797
502	Sunset Mortgage Loan Co., LLC (a)	3.721		11/16/44	499,114
1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,102,458
400	VOLT XIX LLC (a)	5.00		04/25/55	393,717
399	VOLT XXII LLC (a)	4.25		02/25/55	384,654
799	VOLT XXXI LLC (a)	4.50		02/25/55	776,925
596	VOLT XXXIII LLC (a)	4.25		03/25/55	574,434
	Total Asset-Backed Securities (Cost $20,143,972)				19,895,879

	Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
	Federal Home Loan Mortgage Corporation,
	IO
4,516		1.349	(b)	03/25/24	342,039
	IO REMIC
2,914		1.811	(b)	02/15/38	200,551
	Federal National Mortgage Association,
	IO REMIC
5,542		1.948	(b)	10/25/39	465,023
3,456		2.059	(b)	03/25/44	275,589
1,326		6.124	(b)	08/25/41	230,853

	3,829	Government National Mortgage Association, IO	5.824	(b)	12/20/42	613,671
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,639,798)				2,127,726

		Commercial Mortgage-Backed Securities (5.2%)
	633	BAMLL Commercial Mortgage Securities Trust (a)	5.926	(b)	12/15/31	541,548
	650	BAMLL Re-REMIC Trust (a)	1.887	(b)	09/27/44	596,063
	900	CFCRE Mortgage Trust (a)	4.226	(b)	07/15/30	879,129
		COMM Mortgage Trust
	363	(a)	3.495		09/10/47	242,141
	970	(a)	3.924	(b)	06/11/27	962,360
	490	(a)	4.311	(b)	03/10/46	429,870
	139	(a)	4.896	(b)	07/15/47	112,517
	473	(a)	4.911	(b)	12/10/23	424,870
	424	(a)	5.069	(b)	04/10/47	350,191
		IO
	2,592		1.442	(b)	07/15/47	171,606
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.754	(b)	02/10/47	275,567
		IO
	4,816		1.014	(b)	02/10/47	192,474
	3,311	COOF Securitization Trust, IO (a)	2.647	(b)	10/25/40	432,823
	5,905	COOF Securitization Trust II (a)	2.325	(b)	08/25/41	627,384
EUR	1,156	Deco Ltd. (a)	4.50	(b)	11/07/24	1,252,404
		GS Mortgage Securities Trust
$410		(a)	4.662	(b)	09/10/47	306,970
	1,000	(a)	4.662	(b)	11/10/47	761,515
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.724	(b)	07/15/47	512,735
		IO
	6,448		1.309	(b)	07/15/47	365,404
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.985	(b)	02/15/48	404,073
	236	(a)	4.108	(b)	09/15/47	178,723
	335	(a)	4.816	(b)	08/15/47	262,636
	405	(a)	4.831	(b)	04/15/47	323,220
	1,004	(a)	5.251	(b)	11/15/45	898,752
		IO
	3,906		1.265	(b)	08/15/47	263,804
	400	JPMCC Re-REMIC Trust (a)	2.92	(b)	11/27/49	362,348
	3,485	KGS-Alpha SBA COOF Trust, IO (a)	2.967	(b)	07/25/41	491,717
	270	LB-UBS Commercial Mortgage Trust	6.449	(b)	09/15/45	271,309
GBP	725	Logistics PLC (a)	3.971	(b)	08/20/25	1,015,795
EUR	800	Taurus Ltd.	4.40	(b)	02/01/26	837,391
		Wells Fargo Commercial Mortgage Trust
$535		(a)	3.938		08/15/50	392,708
	650	(a)	4.511	(b)	04/15/50	485,831
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	176,844
	1,005	(a)	3.803	(b)	11/15/47	722,556
	303	(a)	3.986		05/15/47	227,568
	419	(a)	4.138	(b)	10/15/57	315,954
	250	(a)	4.275	(b)	05/15/45	225,055
	541	(a)	5.147	(b)	09/15/46	487,047
		Total Commercial Mortgage-Backed Securities (Cost $19,321,807)				17,780,902

		Mortgages - Other (14.0%)
	889	Adjustable Rate Mortgage Trust	1.477	(b)	05/25/35	834,570
		Alba PLC
GBP	500		3.211	(b)	04/24/49	652,337
	400		2.611	(b)	04/24/49	538,717
		Alternative Loan Trust

	$1,437		0.557	(b)	03/25/47	975,264
	366		0.587	(b)	02/25/47	305,955
	299		0.607	(b)	05/25/47	246,747
	695		0.927	(b)	10/25/35	545,799
	583		2.349	(b)	10/25/35	527,161
	273		2.436	(b)	08/25/35	248,158
	714		2.44	(b)	05/25/36	579,320
	55		5.50		02/25/36	50,596
	204		6.00		04/25/36	172,325
	190		6.00		12/25/36	144,962
	391		6.00		07/25/37	356,672
		PAC
	42		5.50		02/25/36	38,779
	473		5.50		04/25/37	398,643
	106		6.00		04/25/36	94,499
		American Home Mortgage Assets Trust
	218		0.552	(b)	03/25/47	159,639
	458		1.255	(b)	10/25/46	363,011
		American Home Mortgage Investment Trust
	266	(a)	6.10		01/25/37	150,638
		IO
	3,640		2.078		05/25/47	580,836
		Banc of America Alternative Loan Trust
	1,911		0.877	(b)	11/25/36	1,195,280
	303		1.077	(b)	07/25/46	205,466
	507		5.50		03/25/21	507,902
	545		6.226		10/25/36	351,255
		Banc of America Funding Trust
	821		0.656	(b)	02/20/47	673,997
	352		5.25		07/25/37	353,885
	154		6.00		07/25/37	117,996
	844	BCAP LLC Trust (a)	0.579	(b)	07/26/35	621,326
		Bear Stearns Trust
	2,215		0.807	(b)	05/25/36	1,839,901
	222		2.785	(b)	05/25/47	189,696
	648		3.174	(b)	05/25/36	495,798
	225	Chase Mortgage Finance Trust	1.027	(b)	02/25/37	151,597
		ChaseFlex Trust
	89		6.50		02/25/35	87,246
	92		6.50		02/25/37	68,071
		CHL Mortgage Pass-Through Trust
	702		2.331	(b)	09/25/34	657,560
	641		5.50		05/25/34	658,033
	330	Citigroup Mortgage Loan Trust	2.519	(b)	11/25/36	282,672
		Credit Suisse European Mortgage Capital Ltd.(Ireland)
EUR	1,176	(a)	2.75	(b)	04/20/20	1,261,732
		IO
	1,189	(a)	0.25		04/20/20	8,374
		CSMC Mortgage-Backed Trust
	$1,154		5.587	(b)	04/25/37	546,944
	2,185		6.50		05/25/36	1,153,828
		CSMC Trust
	764	(a)	4.522	(b)	08/25/62	742,813
	900	(a)	4.682	(b)	11/25/57	895,085
		Fannie Mae Connecticut Avenue Securities
	863		4.427	(b)	05/25/25	793,478
	1,596		5.327	(b)	11/25/24	1,551,959
		First Horizon Alternative Mortgage Securities Trust
	78		6.00		08/25/36	63,487
	617		6.25		08/25/36	485,272
		Freddie Mac Structured Agency Credit Risk Debt Notes

	720		4.177	(b)	09/25/24	651,727
	466		4.422	(b)	08/25/24	437,422
	1,100		4.677	(b)	11/25/23	1,071,468
	1,500		4.977	(b)	10/25/24	1,445,451
		GreenPoint Mortgage Funding Trust
	847		0.587	(b)	02/25/37	705,960
	753		0.607	(b)	01/25/37	609,545
	324		0.712	(b)	02/25/36	255,303
EUR	763	Grifonas Finance PLC	0.319	(b)	08/28/39	589,466
		GSR Mortgage Loan Trust
$52			2.686	(b)	05/25/35	48,345
	317		2.788	(b)	03/25/37	264,945
		Impac CMB Trust
	149		1.162	(b)	04/25/35	112,601
	188		1.177	(b)	04/25/35	127,480
	784	Impac Secured Assets Trust	0.597	(b)	08/25/36	575,861
		JP Morgan Alternative Loan Trust
	36		3.21	(b)	11/25/36	37,300
	396		6.00		12/25/35	368,538
	381		6.00		08/25/36	368,328
		Lehman Mortgage Trust
	67		5.50		11/25/35	61,715
	215		5.50		02/25/36	204,586
	218		5.50		02/25/36	175,384
	1,265		6.00		06/25/37	863,503
	415		6.50		09/25/37	318,994
	1,459	Lehman XS Trust Series 2007-7N	0.647	(b)	06/25/47	1,043,950
	1,589	Luminent Mortgage Trust	0.657	(b)	05/25/37	1,188,882
	892	MASTR Adjustable Rate Mortgages Trust (a)	2.601	(b)	11/25/35	687,483
	139	MASTR Asset Securitization Trust	6.00	(b)	06/25/36	133,978
	3,072	Merrill Lynch Mortgage Investors Trust, IO (a)	2.326	(b)	02/25/36	356,071
GBP	226	Money Partners Securities 4 PLC	5.383	(b)	03/15/40	320,092
$1,048		MortgageIT Trust	0.877	(b)	10/25/35	951,837
	405	Nomura Asset Acceptance Corp. Alternative Loan Trust	0.487	(b)	10/25/36	298,467
	1,315	Opteum Mortgage Acceptance Corp. Trust	0.727	(b)	04/25/36	1,087,184
GBP	400	Paragon Mortgages No. 13 PLC	1.391	(b)	01/15/39	445,739
		RALI Trust
$211			6.00		04/25/36	181,386
	291		6.00		08/25/36	231,552
	750		6.00		11/25/36	618,135
	403		6.00		11/25/36	332,297
	89		6.00		01/25/37	72,736
		PAC
	116		6.00		04/25/36	99,567
		Reperforming Loan REMIC Trust
	605	(a)	6.50		03/25/35	618,945
	750	(a)	7.50		11/25/34	768,994
EUR	1,268	ResLoC UK PLC	0.322	(b)	12/15/43	1,084,313
$346		STARM Mortgage Loan Trust	3.045	(b)	10/25/37	308,816
	957	Structured Adjustable Rate Mortgage Loan Trust	2.685	(b)	06/25/37	866,075
	2,839	Structured Asset Securities Corp., IO (a)	4.579	(b)	07/25/35	489,493
		Washington Mutual Mortgage Pass-Through Certificates Trust
	763		0.687	(b)	12/25/35	621,963
	1,071		1.045	(b)	04/25/47	786,097
	1,186		1.255	(b)	05/25/46	850,271
	431		2.436	(b)	10/25/36	382,534
		Total Mortgages - Other (Cost $48,023,249)				48,046,060

		U.S. Treasury Securities (6.0%)
	9,100	U.S. Treasury Bond	3.50		02/15/39	10,561,505

10,423	U.S. Treasury Inflation Indexed Bond	0.25	01/15/25	10,160,744
	Total U.S. Treasury Securities (Cost $20,353,470)			20,722,249

	Variable Rate Senior Loan Interests (1.9%)
187	Aspect Software, Inc., Term B	7.50	05/07/16	171,430
700	Atkore International, Inc., 2nd Lien Term	7.75	10/09/21	621,834
749	Builders FirstSource, Inc., Term Loan B	6.00	07/22/22	737,809
750	Commercial Barge Line Co., 1st Lien Term	9.75	11/06/20	667,500
898	Diamond Resorts Corp., Term Loan (o)	5.50	05/09/21	881,533
99	Drillships Ocean Ventures, Inc., Term B	5.50	07/25/21	39,235
746	FMG Resources August 2006 Pty Ltd., Term B	4.25	06/30/19	519,093
723	Gates Global, Inc., Term B	4.25	07/05/21	653,416
388	Graton Economic Development Authority, Term B	4.75	07/28/22	386,548
750	Gruden Acquisition, Inc., 1st Lien Term	5.75	08/18/22	705,780
700	Navistar International Corp., Term B	6.50	08/17/17	618,628
746	TTM Technologies, Inc., 1st Lien Term	6.00	05/31/21	624,052
	Total Variable Rate Senior Loan Interests (Cost $7,221,127)			6,626,858

	Short-Term Investments (8.7%)
	U.S. Treasury Security (0.9%)
2,975	U.S. Treasury Bill (p)(q) (Cost $2,969,587)	0.508	06/09/16	2,971,377

NUMBER OF SHARES (000)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.5%)
8,563	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (r)	8,562,866

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$590	Barclays Capital, Inc. (0.35%, dated 01/29/16, due 02/01/16; proceeds $590,277; fully collateralized by various U.S. Government obligations; 2.38% due 01/15/17 - 01/15/27; valued at $602,069)	590,261
590	Merrill Lynch & Co., Inc. (0.35%, dated 01/29/16, due 02/01/16; proceeds $590,277; fully collateralized by various U.S. Government agency securities; 3.00% - 4.00% due 06/01/27 - 08/01/42; valued at $602,066)	590,260
		1,180,521
	Total Securities held as Collateral on Loaned Securities (Cost $9,743,387)	9,743,387

NUMBER OF SHARES (000)
	Investment Company (5.0%)
17,138	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (r) (Cost $17,137,745)		17,137,745
	Total Short-Term Investments (Cost $29,850,719)		29,852,509
	Total Investments (Cost $368,475,670) (s)(t)	101.1%	347,130,745
	Liabilities in Excess of Other Assets	(1.1)	(3,712,473)
	Net Assets	100.0%	$343,418,272

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2016 was $17,711,379 and $18,073,925, respectively. The Fund received cash collateral $10,537,625, of which $9,743,387 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At January 31, 2016, there was uninvested cash collateral of $794,238, which is not reflected in the Portfolio of Investments.  In addition, the Fund received non-cash collateral of $7,536,300 in the form of U.S. Government obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Capital appreciation bond.
(e)	Amount is less than 0.05%.
(f)	Par is less than $500.
(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2016.

(h)	Payment-in-kind security.
(i)	Illiquid security.
(j)	Non-income producing security; bond in default.
(k)	Issuer in bankruptcy.
(l)	Acquired through exchange offer.
(m)

At January 31, 2016, the Fund held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(n)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity date.
(o)	Unsettled position. The contract rate does not take effect until settlement date.
(p)	Rate shown is the yield to maturity at January 31, 2016.
(q)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(r)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2016, advisory fees paid were reduced by $4,755 relating to the Fund’s investment in the Liquidity Funds.

(s)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(t)

At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,228,949 and the aggregate gross unrealized depreciation is $24,573,874 resulting in net unrealized depreciation of $21,344,925.

Foreign Currency Forward Exchange Contracts Open at January 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	EUR	208,215		$225,696	02/04/16	$126
HSBC Bank PLC	CAD	8,994,770		$6,478,585	02/04/16	57,896
HSBC Bank PLC	EUR	738,766		$806,747	02/04/16	6,404
HSBC Bank PLC	HKD	5,194,645		$670,415	02/04/16	2,787
HSBC Bank PLC	HUF	2,695,597,577		$9,385,302	02/04/16	4,683
HSBC Bank PLC		$207,776	GBP	145,000	02/04/16	(1,166)
HSBC Bank PLC		$689,340	KRW	830,000,000	02/04/16	2,921
JPMorgan Chase Bank NA	AUD	3,692,520		$2,606,963	02/04/16	(6,165)
JPMorgan Chase Bank NA	CAD	2,679,327		$1,882,198	02/04/16	(30,372)
JPMorgan Chase Bank NA	CAD	15,197,410		$10,940,583	02/04/16	92,297
JPMorgan Chase Bank NA	EUR	4,112,207		$4,488,083	02/04/16	33,116
JPMorgan Chase Bank NA	GBP	5,684,397		$8,430,472	02/04/16	330,763
JPMorgan Chase Bank NA	JPY	90,628,898		$751,980	02/04/16	3,359
JPMorgan Chase Bank NA	KRW	25,000,000		$20,641	02/04/16	(210)
JPMorgan Chase Bank NA	MXN	109,252,228		$6,288,343	02/04/16	265,274
JPMorgan Chase Bank NA	MXN	109,103,119		$5,893,691	02/04/16	(121,158)
JPMorgan Chase Bank NA	NZD	2,850,531		$1,944,712	02/04/16	98,960
JPMorgan Chase Bank NA	PLN	32,344,718		$8,287,143	02/04/16	359,655
JPMorgan Chase Bank NA		$2,346,995	AUD	3,226,318	02/04/16	(63,789)
JPMorgan Chase Bank NA		$37,011	CAD	52,071	02/04/16	158
JPMorgan Chase Bank NA		$846,403	CAD	1,190,000	02/04/16	3,049
JPMorgan Chase Bank NA		$845,283	CAD	1,185,000	02/04/16	599
JPMorgan Chase Bank NA		$34,783	EUR	32,162	02/04/16	60
JPMorgan Chase Bank NA		$10,502,978	EUR	9,617,927	02/04/16	(83,380)
JPMorgan Chase Bank NA		$2,694,648	EUR	2,488,383	02/04/16	1,147
JPMorgan Chase Bank NA		$8,269	GBP	5,794	02/04/16	(13)
JPMorgan Chase Bank NA		$12,041,093	MXN	218,355,347	02/04/16	(3,176)
JPMorgan Chase Bank NA		$1,770,125	NZD	2,700,000	02/04/16	(21,844)
JPMorgan Chase Bank NA		$7,677,888	PLN	31,357,591	02/04/16	7,662
Royal Bank of Canada		$1,599,943	CAD	2,250,000	02/04/16	6,162
State Street Bank and Trust Co.		$3,510,374	CAD	4,950,000	02/04/16	23,058
UBS AG	AUD	3,297,840		$2,357,411	02/04/16	23,591
UBS AG	AUD	8,092,300		$5,883,911	02/04/16	157,140
UBS AG	AUD	2,428,000		$1,765,399	02/04/16	47,148
UBS AG	EUR	55,799,544		$60,919,738	02/04/16	469,201
UBS AG	KRW	805,000,000		$682,284	02/04/16	10,875
UBS AG	NZD	15,749,203		$10,742,799	02/04/16	545,008
UBS AG		$49,020	CAD	69,205	02/04/16	381
Westpac Banking Corp.		$555,931	EUR	510,000	02/04/16	(3,421)
JPMorgan Chase Bank NA	JPY	539,376,000		$4,456,721	03/04/16	(1,145)
JPMorgan Chase Bank NA	MXN	218,355,347		$12,016,927	03/04/16	3,102
JPMorgan Chase Bank NA		$20,627	KRW	25,000,000	03/04/16	209
	Net Unrealized Appreciation					$2,220,952

Futures Contracts Open at January 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
26	Long	Australian 10 yr. Bond, Mar-16	$2,381,388	$14,961
13	Long	U.S. Treasury Ultra Long Bond, Mar-16	2,160,437	32,500
47	Short	U.S. Treasury 5 yr. Note, Mar-16	(5,671,578)	(111,117)
474	Short	U.S. Treasury 10 yr. Note, Mar-16	(61,420,031)	(1,681,609)
		Net Unrealized Depreciation		$(1,745,265)

Credit Default Swap Agreements Open at January 31, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Deutsche Bank AG
CMBX.NA.BB.60	Sell	$749	5.00%	5/11/63	$(101,413)	$5,106	$(96,307)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(74,947)	(401)	(75,348)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	4,529	5.00	6/20/20	215,245	(350,883)	(135,638)	NR
Total Credit Default Swaps		$5,864			$38,885	$(346,178)	$(307,293)

NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
NZD	New Zealand Dollar.
PLN	Polish Zloty.

Morgan Stanley Global Fixed Income Opportunities Fund

Summary of Investments • January 31, 2016 (unaudited)

PORTFOLIO COMPOSITION** as of 01/31/16	Percentage of Total Investments
Corporate Bonds	36.2%
Sovereign	23.6
Mortgages - Other	14.2
U.S. Treasury Securities	6.1
Short-Term Investments	6.0
Asset-Backed Securities	5.9
Commercial Mortgage-Backed Securities	5.3
Variable Rate Senior Loan Interests	2.0
Collateralized Mortgage Obligations - Agency Collateral Series	0.6
Agency Fixed Rate Mortgages	0.1
100.0%

**  Does not include open long/short futures contracts with an underlying face amount of $71,633,434 with net unrealized depreciation of $1,745,265. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $2,220,952 and does not include open swap agreements with net unrealized appreciation of $38,885 and the value of securities held as collateral on loaned securities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • January 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$122,049,024	$—	†	$122,049,024	†
Sovereign	—	79,820,653	—		79,820,653
Agency Fixed Rate Mortgages	—	208,885	—		208,885
Asset-Backed Securities	—	19,895,879	—		19,895,879
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,127,726	—		2,127,726
Commercial Mortgage-Backed Securities	—	17,780,902	—		17,780,902
Mortgages - Other	—	48,046,060	—		48,046,060
U.S. Treasury Securities	—	20,722,249	—		20,722,249
Variable Rate Senior Loan Interests	—	6,626,858	—		6,626,858
Total Fixed Income Securities	—	317,278,236	—	†	317,278,236	†
Short-Term Investments
U.S. Treasury Security	—	2,971,377	—		2,971,377
Investment Company	25,700,611	—	—		25,700,611
Repurchase Agreements	—	1,180,521	—		1,180,521
Total Short-Term Investments	25,700,611	4,151,898	—		29,852,509
Foreign Currency Forward Exchange Contracts	—	2,556,791	—		2,556,791
Futures Contracts	47,461	—	—		47,461
Credit Default Swap Agreement	—	215,245	—		215,245
Total Assets	25,748,072	324,202,170	—	†	349,950,242	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(335,839)	—		(335,839)
Futures Contracts	(1,792,726)	—	—		(1,792,726)
Credit Default Swap Agreements	—	(176,360)	—		(176,360)
Total Liabilities	(1,792,726)	(512,199)	—		(2,304,925)
Total	$23,955,346	$323,689,971	$—	†	$347,645,317	†

†                 Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2016, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2016	$—

†                 Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 17, 2016